Warrants - Schedule of Outstanding Common Share Warrants and Exercise Prices (Details)	Mar. 31, 2025 $ / shares shares
Exercise Price One [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 6,000
Number of Shares | shares	20
Expiry Date	January 2028
Exercise Price Two [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 11,000
Number of Shares | shares	32
Expiry Date	August 2030
Exercise Price Three [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 233.75
Number of Shares | shares	753
Expiry Date	August 2028
Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 10,000
Number of Shares | shares	332
Expiry Date	June 2028
Exercise Price Five [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 1.83
Number of Shares | shares	1,092,896
Expiry Date	March 2030
Exercise Price Six [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 1.83
Number of Shares | shares	1,092,896
Expiry Date	September 2025
Exercise Price Seven [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 0.0001
Number of Shares | shares	885,000
Expiry Date	No expiry date
Exercise Price Eight [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.29
Number of Shares | shares	1,844
Expiry Date	March 2030
Exercise Price Nine [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.29
Number of Shares | shares	547
Expiry Date	March 2030
Exercise Price Ten [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.29
Number of Shares | shares	35,041
Expiry Date	March 2030
Exercise Price Eleven [Member]
Class of Warrant or Right [Line Items]
Exercise Price | $ / shares	$ 2.29
Number of Shares | shares	17,213
Expiry Date	March 2030